Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The table below presents our assets and liabilities measured at fair value on a recurring basis as of July 28, 2012, January 28, 2012 and July 30, 2011, aggregated by level in the fair value hierarchy within which those measurements fall.

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at July 28, 2012
Assets
Cash equivalents	$271	$—	$—	$271
Derivative financial instruments:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	4	—	4

Total assets	$271	$24	$—	$295

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$4	$6
Foreign exchange contracts	—	2	—	2

Total liabilities	$—	$4	$4	$8

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at January 28, 2012
Assets
Cash equivalents	$269	$—	$—	$269
Derivative financial instruments:
Interest rate contracts	—	18	—	18
Foreign exchange rates	—	—	—	—

Total assets	$269	$18	$—	$287

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$7	$9
Foreign exchange contracts	—	1	—	1

Total liabilities	$—	$3	$7	$10

(In millions)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at July 30, 2011
Assets
Cash equivalents	$52	$—	$—	$52
Derivative financial instruments:
Interest rate contracts	—	3	8	11
Foreign exchange contracts	—	2	—	2

Total assets	$52	$5	$8	$65

Liabilities
Derivative financial instruments:
Interest rate contracts	$—	$2	$10	$12
Foreign exchange contracts	—	12	—	12

Total liabilities	$—	$14	$10	$24

The table below presents our assets and liabilities measured at fair value on a recurring basis as of January 28, 2012 and January 29, 2011, aggregated by level in the fair value hierarchy within which those measurements fall.

Fiscal 2011

(In millions)	Quoted prices in active markets for identical assets and liabilities (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Assets
Cash equivalents	$269	$—	$—	$269

Derivative financial instruments:
Interest rate contracts	—	18	—	18
Foreign exchange contracts	—	—	—	—

Total assets	$269	$18	$—	$287

Liabilities

Derivative financial instruments:
Interest rate contracts	$—	$2	$7	$9
Foreign exchange contracts	—	1	—	1

Total liabilities	$—	$3	$7	$10

Fiscal 2010

(In millions)	Quoted prices in active markets for identical assets and liabilities (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Assets
Cash equivalents	$312	$—	$—	$312

Derivative financial instruments:
Interest rate contracts	—	6	—	6

Total assets	$312	$6	$—	$318

Liabilities

Derivative financial instruments:
Interest rate contracts	$—	$1	$16	$17
Foreign exchange contracts	—	2	—	2

Total liabilities	$—	$3	$16	$19

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents the changes in the fair value of our derivative financial instruments within Level 3 of the fair value hierarchy for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011.

(In millions)	Level 3
Balance, January 28, 2012	$(7)
Unrealized gain	1

Balance, April 28, 2012	(6)
Unrealized gain	2

Balance, July 28, 2012	$(4)

(In millions)	Level 3
Balance, January 29, 2011	$(16)
Unrealized gain	3

Balance, April 30, 2011	(13)
Unrealized gain	11

Balance, July 30, 2011	$(2)

The table below presents the changes in the fair value of our derivative financial instruments within Level 3 of the fair value hierarchy for the periods ended January 28, 2012 and January 29, 2011.

(In millions)	Level 3

Balance, January 29, 2011	$(16)
Unrealized gain(1)	27
Transfers out of Level 3(3)	(18)

Balance, January 28, 2012	$(7)

(In millions)	Level 3

Balance, January 31, 2010	$(2)
Unrealized loss(1)	(6)
Purchases(2)	(5)
Transfers out of Level 3(3)	(3)

Balance, January 29, 2011	$(16)

(1)	Changes in the fair value of our Level 3 derivative financial instruments have been recorded in Interest expense on our Consolidated Statements of Operations. The total amount of unrealized losses for the period included in Interest expense attributable to assets held at January 28, 2012 and January 29, 2011, were $27 million and $11 million, respectively.

(2)	On December 7, 2010, we entered into an interest rate swap to hedge our exposure to changes in fair value of the Toys-Delaware Secured Notes. The interest rate swap has a notional amount of $350 million and matures on September 1, 2016. Refer to Note 3 entitled “DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES” for further details.

(3)	Transferred from Level 3 to Level 2 as the Level 3 inputs were no longer considered significant to the fair value of these instruments.

Schedule of Fair Value Measurements, Nonrecurring

The table below presents our long-lived assets evaluated for impairment measured at fair value on a nonrecurring basis for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011, aggregated by level in the fair value hierarchy within which those measurements fall. Because these assets are not measured on a recurring basis, certain carrying amounts and fair value measurements presented in the table may reflect values at earlier dates and may no longer represent their fair values at July 28, 2012 and July 30, 2011. As of July 28, 2012 and July 30, 2011, we did not have any long-lived assets classified as Level 1 within the fair value hierarchy. For the thirteen weeks ended July 28, 2012, we did not record any impairment losses.

(In millions)	Carrying Value Prior to Impairment	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Long-lived assets held and used	$4	$2	$—	$2

Balance, April 28, 2012	$4	$2	$—	$2

(In millions)	Carrying Value Prior to Impairment	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Long-lived assets held and used	$3	$2	$—	$1

Balance, April 30, 2011	3	2	—	1
Long-lived assets held and used	2	—	1	1

Balance, July 30, 2011	$5	$2	$1	$2

The table below presents our long-lived assets evaluated for impairment measured at fair value on a nonrecurring basis for the fiscal years ended January 28, 2012 and January 29, 2011, aggregated by level in the fair value hierarchy within which those measurements fall. Because these assets are not measured at fair value on a recurring basis, certain carrying amounts and fair value measurements presented in the table may reflect values at earlier measurement dates and may no longer represent their fair values at January 28, 2012 and January 29, 2011. As of January 28, 2012 and January 29, 2011, we did not have any long-lived assets classified as Level 1 within the fair value hierarchy.

Fiscal 2011

(In millions)	Carrying value prior to impairment	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment losses(1)

Long-lived assets held and used	$9	$2	$1	$6
Long-lived assets held for sale	—	—	—	—

Total	$9	$2	$1	$6

Fiscal 2010

(In millions)	Carrying value prior to impairment	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment losses (1)

Long-lived assets held and used	$13	$3	$2	$8
Long-lived assets held for sale	10	7	—	3

Total	$23	$10	$2	$11

(1)	Refer to Note 1 “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES” for further details.